Warrants	9 Months Ended
Sep. 30, 2012
Warrants [Abstract]
Warrants

13. Warrants

At December 31, 2009 and 2010, the Company had issued and outstanding fully vested warrants for the purchase of up to 1,526,182 shares of common stock at an exercise price of $0.33 per share and for the purchase of up to 105,000 shares at an exercise price of $1.79 per share. These warrants were held by two executive officers. During 2011, certain of these warrants with an exercise price of $0.33 per share were exercised, resulting in the issuance of 1,526,182 shares of common stock. As of September 30, 2012, no common stock warrants remained outstanding.